CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2022		$ 111,724	$ 8,163	$ 123,951	$ (12,836)	$ (7,554)	$ 2,846	$ 114,570
Common shares issued as of the beginning of the period at Dec. 31, 2022			2,619,131,285			(137,187,667)
Net income		21,384		21,384			126	21,510
Other comprehensive income		1,150		1,987	(837)		(43)	1,107
COMPREHENSIVE INCOME		22,534		23,371	(837)		83	22,617
Dividend		(7,611)		(7,611)			(311)	(7,922)
Issuance of common shares		383	$ 22	361				383
Issuance of common shares (in shares)			8,002,155
Purchase of treasury shares		(9,167)				$ (9,167)		(9,167)
Purchase of treasury shares (in shares)						(144,700,577)
Sale of treasury shares	[1]			(396)		$ 396
Sale of treasury shares (in shares)	[1]					6,463,426
Share-based payments		291		291				291
Share cancellation			$ (569)	(11,737)		$ 12,306
Share cancellation (in shares)			(214,881,605)			214,881,605
Net issuance (repayment) of perpetual subordinated notes		(1,107)		(1,107)				(1,107)
Payments on perpetual subordinated notes		(294)		(294)				(294)
Other operations with non-controlling interests		2		30	(28)		85	87
Other items		(2)		(2)			(3)	(5)
Equity as of the end of the period at Dec. 31, 2023		116,753	$ 7,616	126,857	(13,701)	$ (4,019)	2,700	119,453
Common shares issued as of the end of the period at Dec. 31, 2023			2,412,251,835			(60,543,213)
Net income		15,758		15,758			273	16,031
Other comprehensive income		878		2,436	(1,558)		(44)	834
COMPREHENSIVE INCOME		16,636		18,194	(1,558)		229	16,865
Dividend		(7,756)		(7,756)			(455)	(8,211)
Issuance of common shares		521	$ 29	492				521
Issuance of common shares (in shares)			10,833,187
Purchase of treasury shares		(7,995)				$ (7,995)		(7,995)
Purchase of treasury shares (in shares)						(120,463,232)
Sale of treasury shares	[1]			(395)		$ 395
Sale of treasury shares (in shares)	[1]					6,071,266
Share-based payments		556		556				556
Share cancellation			$ (68)	(1,595)		$ 1,663
Share cancellation (in shares)			(25,405,361)			25,405,361
Net issuance (repayment) of perpetual subordinated notes		(576)		(576)				(576)
Payments on perpetual subordinated notes		(272)		(272)				(272)
Other operations with non-controlling interests							(67)	(67)
Other items		(9)		(9)			(10)	(19)
Equity as of the end of the period at Dec. 31, 2024		117,858	$ 7,577	135,496	(15,259)	$ (9,956)	2,397	120,255
Common shares issued as of the end of the period at Dec. 31, 2024			2,397,679,661			(149,529,818)
Net income		13,127		13,127			230	13,357
Other comprehensive income		229		(997)	1,226		77	306
COMPREHENSIVE INCOME		13,356		12,130	1,226		307	13,663
Dividend		(8,135)		(8,135)			(348)	(8,483)
Issuance of common shares		492	$ 30	462				492
Issuance of common shares (in shares)			11,149,053
Purchase of treasury shares		(7,526)				$ (7,526)		(7,526)
Purchase of treasury shares (in shares)						(122,637,294)
Sale of treasury shares	[1]			(414)		$ 414
Sale of treasury shares (in shares)	[1]					6,221,412
Share-based payments		585		585				585
Share cancellation		(188)	$ (548)	(12,704)		$ 13,064		(188)
Share cancellation (in shares)			(202,243,171)			202,243,171
Net issuance (repayment) of perpetual subordinated notes		(1,219)		(1,219)				(1,219)
Payments on perpetual subordinated notes		(320)		(320)				(320)
Other operations with non-controlling interests		(1)		(1)			286	285
Other items		(19)		(20)		$ 1	(2)	(21)
Equity as of the end of the period at Dec. 31, 2025		$ 114,883	$ 7,059	$ 125,860	$ (14,033)	$ (4,003)	$ 2,640	$ 117,523
Common shares issued as of the end of the period at Dec. 31, 2025			2,206,585,543			(63,702,529)		2,206,585,543

[1]	Treasury shares related to the performance share grants.